Segmented Information - Revenue Concentration (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information [Line Items]
Revenue Concentration	100.00%	100.00%
Mining
Segmented Information [Line Items]
Revenue Concentration		22.00%
Closed mines services
Segmented Information [Line Items]
Revenue Concentration		78.00%